RISK MANAGEMENT - Loans are recorded at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	220,297,825	195,541,994
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	119,389,106	110,399,359
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3,216,047	4,692,827
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	116,173,059	105,706,532
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	72,308,141	60,896,486
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	28,387,909	23,997,867
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	212,669	248,282
Gross carrying amount [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165
Gross carrying amount [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	231,573,437	206,447,165	$ 182,128,114	$ 176,881,841
Gross carrying amount [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	125,246,237	115,680,616
Gross carrying amount [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3,218,433	4,693,678	2,718,961	7,635,188
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	122,027,804	110,986,938	98,936,699	94,773,789
Gross carrying amount [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	76,889,145	65,835,457	59,840,451	55,455,064
Gross carrying amount [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	29,120,316	24,558,771	20,221,683	18,592,103
Gross carrying amount [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	317,739	372,321	410,320	425,697
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,855,131)	(11,419,302)
Accumulated impairment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(11,669,112)	(11,255,423)
Accumulated impairment [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(11,275,612)	(10,905,171)	(8,185,797)	(8,196,187)
Accumulated impairment [member] | Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,857,131)	(5,281,257)
Accumulated impairment [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(2,386)	(851)	(986)	(851)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(5,854,745)	(5,280,406)	(4,188,388)	(4,357,012)
Accumulated impairment [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(4,581,004)	(4,938,971)	(3,555,040)	(3,448,884)
Accumulated impairment [member] | Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(732,407)	(560,904)	(351,558)	(301,263)
Accumulated impairment [member] | Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	$ (105,070)	$ (124,039)	$ (89,825)	$ (88,177)